Receivables and Payables (Details Narrative) ₪ in Thousands		12 Months Ended
	Apr. 30, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 ILS (₪)	Mar. 31, 2025 ILS (₪)	Jun. 06, 2023 USD ($)	Apr. 17, 2023 ILS (₪)
IfrsStatementLineItems [Line Items]
Total past-due amounts		₪ 15,000
Received compensation						$ 35,000,000	₪ 42,000
Other income recorded		37,242	₪ 33,886	₪ 10,872
Cost of revenue		203,252	247,214	₪ 229,727
Debts and loans		52,000
Repayment of loans		27,600
Provision for other receivables		14,400
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Received compensation	₪ 20,000
Increase in received compensation	₪ 83,000
Iron swords [member]
IfrsStatementLineItems [Line Items]
Received compensation		63,000	31,000
Receive tax authorities		62,000	56,000
Other income recorded		36,000	30,000
Cost of revenue		₪ 50,000	₪ 7,000
Iron swords [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Received compensation					₪ 20,000